Retirement Plans (Tables)	12 Months Ended
Dec. 31, 2012
Information about Pension Plan

Information about the pension plan is as follows.

	2012	2011
Change in benefit obligation:
Beginning benefit obligation	$16,934	$15,008
Service cost	939	846
Interest cost	915	798
Actuarial (gain)/loss	3,474	1,244
Benefits paid	(658)	(962)

Ending benefit obligation	21,604	16,934
Change in plan assets, at fair value:
Beginning plan assets	11,445	11,206
Actual return	1,181	71
Employer contribution	1,510	1,152
Benefits paid	(658)	(962)
Administrative expenses	(37)	(22)

Ending plan assets	13,441	11,445

Funded status at end of year	$(8,163)	$(5,489)

Amounts Recognized in Accumulated Other Comprehensive Income	Amounts recognized in accumulated other comprehensive income at December 31, consist of:

	2012	2011
Unrecognized actuarial loss (net of tax, of $3,862 in 2012 and $2,900 in 2011)	$7,496	$5,629

Components of Net Periodic Pension Expense

The components of net periodic pension expense were as follows.

	2012	2011
Service cost	$939	$846
Interest cost	915	798
Expected return on plan assets	(858)	(828)
Net amortization and deferral	359	342

Net periodic benefit cost	1,355	1,158

Net loss (gain) recognized in other comprehensive income	2,829	1,962
Total recognized in net periodic benefit cost and other comprehensive income (before tax)	$4,184	$3,120

Schedule of Target Allocation and Expected Long-Term Rate of Return by Asset Category

The Corporation’s pension plan asset allocation at year-end 2011, and 2012 and target allocation for 2013 by asset category are as follows.

		Percentage of Plan
	Target	Assets
	Allocation	at Year-end
Asset Category	2013	2012	2011
Equity securities	20-50%	45.5%	45.9%
Debt securities	30-60	53.9	52.5
Money market funds	20-30	0.6	1.6

Total		100.0%	100.0%

Plan's Assets at Fair Value Hierarchy

The following table sets forth by level, within the fair value hierarchy, the Plan’s assets at fair value as of December 31, 2012 and 2011:

	December 31, 2012
	Level 1	Level 2	Level 3	Total
Assets:
Money market funds	$76	$—	$—	$76
Commodity mutual funds	23	—	—	23
Bond Mutual funds	7,244	—	—	7,244
Equity market funds:
International	836	—	—	836
Large cap	4,388	—	—	4,388
Mid cap	177	—	—	177
Small cap	697	—	—	697

Total assets at fair value	$13,441	$—	$—	$13,441

	December 31, 2011
	Level 1	Level 2	Level 3	Total
Assets:
Money market funds	$226	$—	$—	$226
Commodity mutual funds	23	—	—	23
Bond Mutual funds	6,091	—	—	6,091
Equity market funds:
International	677	—	—	677
Large cap	3,651	—	—	3,651
Mid cap	163	—	—	163
Small cap	614	—	—	614

Total assets at fair value	$11,445	$—	$—	$11,445

Summary of Expected Benefit Payments	Expected benefit payments, which reflect expected future service, are as follows.

2013	$236
2014	386
2015	497
2016	630
2017	845
2018 through 2022	6,030

Total	$8,624

Benefit obligations [Member]
Weighted Average Assumptions Used to Determine Benefit Obligations

The weighted average assumptions used to determine benefit obligations at year-end were as follows.

	2012	2011
Discount rate on benefit obligation	3.72%	4.60%
Long-term rate of return on plan assets	7.00%	7.00%
Rate of compensation increase	3.00%	3.00%

Net periodic pension cost [Member]
Weighted Average Assumptions Used to Determine Benefit Obligations

The weighted average assumptions used to determine net periodic pension cost were as follows.

	2012	2011
Discount rate on benefit obligation	4.60%	5.04%
Long-term rate of return on plan assets	7.00%	7.00%
Rate of compensation increase	3.00%	3.00%